Operating Expenses Before Credit Impairment Losses, Provisions and Charges	12 Months Ended
Dec. 31, 2020
Expenses by nature [abstract]
Operating Expenses Before Credit Impairment Losses, Provisions and Charges
6. OPERATING EXPENSES BEFORE CREDIT IMPAIRMENT LOSSES, PROVISIONS AND CHARGES

			Group
	2020	2019	2018
	£m	£m	£m
Staff costs:
Wages and salaries	831	852	898
Performance-related payments	97	159	159
Social security costs	101	111	111
Pensions costs: – defined contribution plans	66	66	67
defined benefit plans	38	35	79
Other share-based payments	—	—	3
Other personnel costs	33	40	52
	1,166	1,263	1,369
Other administration expenses	724	693	835
Depreciation, amortisation and impairment	562	543	375
Total	2,452	2,499	2,579
Staff costs
’Performance-related payments’ include bonuses paid in cash and share awards granted under the Long-Term Incentive Plan and the Deferred shares bonus plan, as described in Note 37. Included in this are equity-settled share-based payments, none of which related to option-based schemes. These are disclosed in the table below as ‘Share awards’. Performance-related payments above include amounts related to deferred performance awards as follows:

	Costs recognised in 2020			Costs expected to be recognised in 2021 or later
	Arising from awards in current year	Arising from awards in prior year	Total	Arising from awards in current year	Arising from awards in prior year	Total
	£m	£m	£m	£m	£m	£m
Cash	2	7	9	2	9	11
Shares	2	6	8	2	9	11
	4	13	17	4	18	22
The following table shows the amount of bonus awarded to employees for the performance year 2020. In the case of deferred cash and share awards, the final amount paid to an employee is influenced by forfeiture provisions and any performance conditions to which these awards are subject. The deferred share award amount is based on the fair value of these awards at the date of grant.

	Expenses charged in the year		Expenses deferred to future periods		Total
	2020	2019	2020	2019	2020	2019
	£m	£m	£m	£m	£m	£m
Cash award – not deferred	77	130	—	—	77	130
–deferred	9	10	11	17	20	27
Shares award – not deferred	3	10	—	—	3	10
–deferred	8	9	11	15	19	24
Total discretionary bonus	97	159	22	32	119	191
On 26 October 2018, the High Court handed down a judgement concluding that defined benefit schemes should equalise pension benefits for men and women in relation to GMP and concluded on the methods that were appropriate. The estimated increase in liabilities at the date of the judgement was £40m and was based on a number of assumptions and the actual impact may be different. This was reflected in the income statement and in the closing net accounting surplus of the Scheme in 2018. The allowance included in the Scheme liabilities at 31 December 2020 increased by £5m (2019: £5m) to £50m (2019: £45m) to reflect the latest assumptions. This change was recognised in other comprehensive income. We work is being undertaken to consider and agree how to implement GMP equalisation.
‘Other share-based payments’ consist of options granted under the Employee Sharesave scheme which comprise the Santander UK group’s cash-settled share-based payments. For more, see Note 37.
The average number of full-time equivalent staff was 21,998 (2019: 23,570, 2018: 24,205). The increase in staff numbers in 2018 reflected Santander UK plc’s acquisition of Santander UK Operations Ltd (formerly Geoban UK Ltd, a subsidiary of Geoban SA) and Santander UK Technology Ltd (formerly Isban UK Ltd, a subsidiary of Ingenieria de Software Bancario SL).
Depreciation, amortisation and impairment
In 2020, depreciation, amortisation and impairment was impacted by operating lease depreciation of £92m (2019: £103m) on operating lease assets (where the Santander UK group is the lessor) with a net book value of £542m at 31 December 2020 (2019: £574m). It was also impacted by depreciation of £58m (2019: £60m) on right-of-use assets with a net book value of £100m at 31 December 2020 (2019: £152m), following the adoption of IFRS 16 on 1 January 2019.
Other administration expenses
'Other administration expenses' includes £10m (2019:£13m) expenses related to short-term leases.